Mineral properties, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Mineral properties, plant and equipment
Year ended December 31, 2017	Exploration and evaluation	Construction- in-progress	Mineral properties	Plant and equipment	Total
Cost
December 31, 2016 (Restated – note 27)	$547,331	$308	$33,865	$535,970	$1,117,474
Additions	1,029	8,002	2,575	19,831	31,437
Change to reclamation obligation	-	-	-	(8,677)	(8,677)
Transfers to inventory	-	-	-	(5,296)	(5,296)
Impairment charge (note 6)	-	-	-	(28,414)	(28,414)
December 31, 2017	548,360	8,310	36,440	513,414	1,106,524
Accumulated depreciation
December 31, 2016 (Restated – note 27)	-	-	17,079	205,425	222,504
Charge for the year	-	-	3,063	57,099	60,162
Impairment charge (note 6)	-	-	-	(18,703)	(18,703)
December 31, 2017	-	-	20,142	243,821	263,963
Net book value December 31, 2017	$548,360	$8,310	$16,298	$269,593	$842,561

Year ended December 31, 2016 (Restated – note 27)	Exploration and evaluation	Construction- in-progress	Mineral properties	Plant and equipment	Total
Cost
December 31, 2015	$5,200	$64,906	$29,484	$431,863	$531,453
Acquisition of Reservoir Minerals Inc.	504,501	-	-	1,866	506,367
Mineral property acquisition	37,630	-	-	-	37,630
Additions	-	13,548	4,381	7,236	25,165
Pre-commercial production costs capitalized, net of sales receipts	-	21,670	-	-	21,670
Disposals	-	-	-	(2,494)	(2,494)
Transfers	-	(99,816)	-	99,816	-
Transfers to inventory	-	-	-	(2,317)	(2,317)
December 31, 2016	547,331	308	33,865	535,970	1,117,474
Accumulated depreciation
December 31, 2015	-	-	14,641	158,819	173,460
Charge for the year	-	-	2,438	48,329	50,767
Disposals	-	-	-	(1,723)	(1,723)
December 31, 2016	-	-	17,079	205,425	222,504
Net book value December 31, 2016	$547,331	$308	$16,786	$330,545	$894,970

Transfers Of Construction-In-Progress
	2017	2016
Opening balance of Construction-in-progress	$308	$64,906
Additions
Tailings dam	8,002	308
Zinc phase construction	-	13,240
Pre-commercial production costs capitalized, net of sales receipts (as restated)	-	21,670
Balance before transfers	8,310	100,124
Zinc phase assets transferred to plant and equipment (as restated)	-	(99,816)
Closing balance of Construction-in-progress	$8,310	$308